Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ 5,026,735
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	8,726,746
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	7,967,090
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	5,470,520
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	5,055,823
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	4,605,605
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	104,165
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	42,584
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	38,944
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	10,601,420
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	13,825,153
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	12,611,639
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	37,557,081
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	11,378,371
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	3,876,572
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	30,655,158
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	16,503,749
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	195,834
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	68,212,239
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	27,882,120
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	4,072,406
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	(45,900)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	33,833
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	647,073
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	933,425
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	2,201,741
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	3,980,525
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	887,525
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	2,235,574
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	4,627,598
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	1,002,755
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 37	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 38	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 39	1,002,755
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 40	2,714,684
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 41	2,426,602
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 42	14,902,240
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 43	1,204,281
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 44	3,073,164
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 45	3,722,136
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 46	594,929
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 47	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 48	2,314
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 49	4,513,894
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 50	5,499,766
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 51	$ 18,626,690